Supplement dated June 12, 2020

to the Currently Effective Prospectus of the Funds Listed Below

This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information, be retained for future reference and is in addition to any existing Fund supplements.

Effective on or about June 15, 2020, the section entitled "Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries" of each Fund's Statutory Prospectus is amended to include the following:

Oppenheimer & Co. Inc. (OPCO)

Shareholders purchasing Fund shares through an OPCO platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (CDSC) waivers (i.e., back-end)) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-End Sales Charge Waivers on Class A share available at OPCO

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan

Shares purchased through an OPCO affiliated investment advisory program

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the PGIM fund family)

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

A shareholder in the Fund's Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

Employees and registered representatives of OPCO or its affiliates and their family members

Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in this Prospectus

Contingent Deferred Sales Charge (CDSC) Waivers available at OPCO

The death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in this Prospectus

Return of excess contributions from an Individual Retirement Account (IRA)

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations

Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

Shares acquired through a Right of Reinstatement

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Front-end load discounts available at OPCO: breakpoints, and/or rights of accumulation

Breakpoints as described in this Prospectus

Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser's household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

RW Baird (Baird)

Shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.

Front-end sales charge waivers on Class A shares available at Baird.

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird

Shares purchased from the proceeds of redemptions from another PGIM Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)

A shareholder in the Funds' Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

Contingent Deferred Sales Charge (CDSC) waivers on Class A and C shares available at Baird

Shares sold upon the death or disability of the shareholder

Shares sold as part of a systematic withdrawal plan as described in this Prospectus

Shares purchased in connection with a return of excess contributions from an IRA account

Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations

Shares sold to pay Baird fees but only if the transaction is initiated by Baird

Shares acquired through a Right of Reinstatement

Front-end Sales Charge Discounts available at Baird: Breakpoints, and/or Rights of Accumulation

Breakpoints as described in this Prospectus

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Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of PGIM Fund assets held by accounts within the purchaser's household at Baird. Eligible PGIM Fund assets not held at Baird may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases of PGIM Funds through Baird, over a 13-month period of time

PGIM FUNDS

The Prudential Investment Portfolios, Inc.	Prudential Investment Portfolios, Inc. 15
PGIM Balanced Fund	PGIM High Yield Fund
PGIM Jennison Focused Value Fund	PGIM Short Duration High Yield Income Fund
PGIM Jennison Growth Fund	Prudential Investment Portfolios 16
Prudential Investment Portfolios 3	PGIM Income Builder Fund
PGIM Global Dynamic Bond Fund	Prudential Investment Portfolios, Inc. 17
PGIM Jennison Focused Growth Fund	PGIM Short Duration Multi-Sector Bond Fund
PGIM QMA Global Tactical Allocation Fund	PGIM Total Return Bond Fund
PGIM QMA Large-Cap Value Fund	Prudential Investment Portfolios 18
PGIM Real Assets Fund	PGIM Jennison 20/20 Focus Fund
PGIM Strategic Bond Fund	PGIM Jennison MLP Fund
Prudential Investment Portfolios 4	Prudential Global Total Return Fund, Inc.
PGIM Muni High Income Fund	PGIM Global Total Return Fund
Prudential Investment Portfolios 5	PGIM Global Total Return (USD Hedged) Fund
PGIM Jennison Diversified Growth Fund	Prudential Jennison Blend Fund, Inc.
PGIM Jennison Rising Dividend Fund	PGIM Jennison Blend Fund
Prudential Investment Portfolios 6	Prudential Jennison Mid-Cap Growth Fund, Inc.
PGIM California Muni Income Fund	PGIM Jennison Mid-Cap Growth Fund
Prudential Investment Portfolios 7	Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Value Fund	PGIM Jennison Natural Resources Fund
Prudential Investment Portfolios 8	Prudential Jennison Small Company Fund, Inc.
PGIM QMA Stock Index Fund	PGIM Jennison Small Company Fund
PGIM Securitized Credit Fund	Prudential National Muni Fund, Inc.
Prudential Investment Portfolios 9	PGIM National Muni Fund
PGIM Absolute Return Bond Fund	Prudential Sector Funds, Inc.
PGIM International Bond Fund	PGIM Jennison Financial Services Fund
PGIM QMA Large-Cap Core Equity Fund	PGIM Jennison Health Sciences Fund
PGIM Real Estate Income Fund	PGIM Jennison Utility Fund
PGIM Select Real Estate Fund	Prudential Short-Term Corporate Bond Fund, Inc.
Prudential Investment Portfolios, Inc. 10	PGIM Short-Term Corporate Bond Fund
PGIM Jennison Global Equity Income Fund	Prudential World Fund, Inc.
PGIM QMA Mid-Cap Value Fund	PGIM Emerging Markets Debt Hard Currency Fund
Prudential Investment Portfolios 12	PGIM Emerging Markets Debt Local Currency Fund
PGIM Global Real Estate Fund	PGIM Jennison Emerging Markets Equity Opportunities
PGIM Jennison Technology Fund	Fund
PGIM QMA Large-Cap Core Equity PLUS Fund	PGIM Jennison Global Infrastructure Fund
PGIM QMA Long-Short Equity Fund	PGIM Jennison Global Opportunities Fund
PGIM Short Duration Muni Fund	PGIM Jennison International Opportunities Fund
PGIM US Real Estate Fund	PGIM QMA International Equity Fund
Prudential Government Money Market Fund, Inc.	The Target Portfolio Trust
PGIM Government Money Market Fund	PGIM Core Bond Fund
Prudential Investment Portfolios, Inc. 14	PGIM Corporate Bond Fund
PGIM Floating Rate Income Fund	PGIM QMA Small-Cap Value Fund
PGIM Government Income Fund

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